Share-Based Payment	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment
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. Share-based payment
Prior to consummation of the Reverse Recapitalization, FFG Group had in place equity-settled share-based payment arrangements as follows:

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On September 23, 2020, a restricted share units scheme (“the RSUs Scheme”) was adopted for the purpose of recognizing the contribution of participants including its senior management members and consultants. The RSUs Scheme will remain in force for the period of 10 years up to September 22, 2030 and the maximum number of shares to be granted will not exceed 32,129,493 shares.

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On September 23, 2020, restricted share units (“RSUs”) to subscribe for an aggregate of 17,051,419 ordinary shares were granted to nine senior management members and consultants. The exercise price of granted restricted share unit is Euro1.00 per share to eight of them and Euro2.04 per share to one of them. The RSUs included certain performance conditions, which required the senior management members and consultants to complete a service period and still in the same position as when granted. The vesting term of the RSUs includes a three-year vesting schedule respectively. The first twenty-five percent (25%) of RSUs immediately vested as of the grant date. The remaining portions vesting schedule consists of a cliff vesting of twenty-five percent (25%) on every anniversary of the grant date. All options shall expire in nine years from the respective grant dates.

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On September 23, 2021, RSUs to subscribe for an aggregate of 12,688,696 ordinary shares were granted to 15 senior management members and consultants. The exercise price of granted restricted share unit is Euro2.04 per ordinary share. The RSUs included certain performance conditions, which required the senior management members and consultants to complete a service period and still in the same position as when granted. The vesting term of the RSUs includes a four-year vesting schedule respectively. The vesting schedule consists of a cliff vesting of twenty-five percent (25%) on every anniversary of the grant date. All options shall expire in ten years from the respective grant dates.

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In December 2021, a share economic beneficial interest right scheme (the “SEBIRs Scheme”) was adopted that modifies all RSUs originally granted to senior management members and consultants according to the RSUs scheme into share economic beneficial interest rights (“SEBIRs”), in which RSUs that have met the vesting conditions will be converted the same copies of SEBIRs that can be exercised immediately, RSUs that fail to meet the vesting conditions will be converted into the same copies of SEBIRs, vesting period and conditions as those under the original grant agreement. 32,129,493 class B non-voting ordinary shares were issued with the par value of Euro0.0001 to Brilliant Fashion Holdings Limited, which has been established for the SEBIRs Scheme, as the maximum number of shares granted by Brilliant Fashion Holdings Limited to senior management members and consultants under the SEBIRs Scheme.

In connection with the Reverse Recapitalization, FFG ordinary shares under SEBIRs Scheme that were outstanding at the time of consummation of the Reverse Recapitalization have been replaced by LGHL ordinary shares, based on an exchange ratio for the right to receive
0.26926188 LGHL ordinary share for each FFG ordinary share.
For the years ended December 31, 2022 and 2021, movements in the number of RSUs / copies of SEBIRs granted but not yet vested according to the SEBIRs Scheme and their related weighted average exercise prices are as follows (each copy of SEBIR corresponds to one share of the Company):

	For the years ended December 31,

	2022		2021

	Average exercise price in Euro per share/copy	SEBIRs/RSUs (1) (thousand)	Average exercise price in Euro per share/copy	SEBIRs/RSUs (1) (thousand)

At January 1,	1.50	8,008	1.10	4,591
Granted	—	—	2.04	3,417

At December 31,	1.50	8,008	1.50	8,008

(1)	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 0.26926188 LGHL Ordinary Shares for each FFG Share.

The RSUs and SEBIRs outstanding in thousands at the end of the year have the following expiry dates and exercise prices:

Expiry date	Exercise price in Euro per RSU/ SEBIR	Shares/Copies (1) (thousand)

		2022	2021

September 22, 2029	1.00	4,168	4,168
September 22, 2029	2.04	423	423
September 22, 2031	2.04	3,417	3,417

		8,008	8,008

(1)	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 0.26926188 LGHL Ordinary Shares for each FFG Share.
The fair value of RSUs granted on September 23, 2020 was determined using the Binomial Option-Pricing Model. The significant inputs into the model included the share price of Euro1.82 per share at the grant date, exercise price shown above, expected annual risk-free interest rate of 0.61%, expected no dividend and volatility of 32.61%. The total fair value of these RSUs was Euro14,652,000. Euro2,571,000 and Euro5,820,000 was charged to administrative expenses for the years ended December 31, 2022 and 2021, respectively.
The fair value of RSUs granted on September 23, 2021 was
determined using
the Binomial Option-Pricing Model. The significant inputs into the model included the share price of Euro2.23 per share at the grant date, exercise price shown above, expected annual risk-free interest rate of 1.35%, expected no dividend and volatility of 32.52%. The total fair value of these RSUs was Euro10,492,000. Euro4,860,000 and Euro1,388,000 was charged to administrative expenses for the year ended December 31, 2022 and 2021, respectively.

Since the modification of the share-based payment scheme in 2021 does not change the vesting conditions and grant quantity of the original plan, there is no increased service expenses on the modification date.